Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
		May 19, 2023	May 17, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Oct. 26, 2023
Equity [Line Items]
Total consideration		$ 21,737		$ 21,737
Deferred cost of Business Combination			$ 1,499
Price per share (in Dollars per share)				$ 11.5
Cash amount			$ 30,000
Repurchased shares (in Shares)			200,000	3,850,857
Purchase price			$ 2,000
Private Placement [Member]
Equity [Line Items]
Additional paid-in capital		$ 21,737
Ordinary Shares [Member]
Equity [Line Items]
Shares issued (in Shares)									2,567,238
Price per share (in Dollars per share)			$ 10						$ 8.18
Treasury Stocks [Member]
Equity [Line Items]
Price per share (in Dollars per share)			$ 10
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock per value (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.00005			$ 0.0001
Shares issued (in Shares)				160,000
Ordinary shares value				$ 4	[1]	$ 3	[1]		$ 21,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Private placement shares (in Shares)	[2],[3]			2,173,657
GEM Investor [Member]
Equity [Line Items]
Private placement shares (in Shares)		2,173,657

[1]	Shares are related to the reverse recapitalization on May 17, 2023 for the business combination and presented on a retroactive basis to reflect the reverse recapitalization.
[2]	Shares are related to the reverse recapitalization on May 17, 2023 for the business combination and presented on a retroactive basis to reflect the reverse recapitalization.
[3]	The amounts of Class A Ordinary Shares were less than one thousand dollars.